Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2025
Intangible Assets, Net [Abstract]
Schedule of Intangible Assets

The following is a summary of intangible assets as of December 31, 2025 and 2024:

	December 31, 2025	December 31, 2024
Customer base arise from acquisition of a subsidiary (Note 3)	$55,000	$-
Total intangible assets	55,000	-
Less: accumulated amortization	(917)	-
Intangible assets, net	$54,083	$-

Schedule of Amortization Expense	Amortization expense for the next five years are as follows：
Amortization expense
2026	$11,000
2027	11,000
2028	11,000
2029	11,000
2030	10,083
TOTAL	54,083